STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Kingswood Acquisition Corp Class A Common Stock Common Stock	Kingswood Acquisition Corp Class B Common Stock Common Stock	Kingswood Acquisition Corp Accumulated Deficit	Kingswood Acquisition Corp	Accumulated Deficit	Total
Balance at beginning period at Dec. 31, 2021	$ 10	$ 288	$ (10,256,949)	$ (10,256,651)
Beginning balance (in shares) at Dec. 31, 2021	104,000	2,875,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Remeasurement of Class A common stock subject to possible redemption			(387,186)	(387,186)
Net loss			1,352,234	1,352,234
Balance at ending period at Dec. 31, 2022	$ 10	$ 288	(9,291,901)	(9,291,603)
Ending balance (in shares) at Dec. 31, 2022	104,000	2,875,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Excise tax payable			(2,884)	(2,884)
Conversion of Class B shares to Class A	$ 261	$ (261)
Remeasurement of Class A common stock subject to possible redemption			(241,296)	(241,296)
Conversion of Class B shares to Class A (in shares)	2,605,000	(2,605,000)
Net loss			(784,431)	(784,431)
Balance at ending period at Dec. 31, 2023	$ 271	$ 27	(10,320,512)	(10,320,214)
Ending balance (in shares) at Dec. 31, 2023	2,709,000	270,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Net loss					$ (2,311,000)	$ (2,311,000)
Balance at beginning period at Dec. 31, 2023	$ 271	$ 27	$ (10,320,512)	$ (10,320,214)
Beginning balance (in shares) at Dec. 31, 2023	2,709,000	270,000
STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT
Net loss						(4,197,000)
Net loss					(736,000)	(736,000)
Net loss					$ (1,150,000)	$ (1,150,000)